Cost of Sales (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Cost of Sales Explanatory

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Total cost of sales is comprised of:
Cost of steel revenue	$2,054.6	$1,457.9	$1,822.7
Cost of freight revenue	173.1	150.4	175.1
Cost of non-steel revenue	64.3	29.4	39.2

	$2,292.0	$1,637.7	$2,037.0

Inventories recognized as cost of sales:	$2,118.9	$2,974.6	$1,861.9

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$2.8	$2.5	$—

Amortization
included in cost of steel revenue for the year ended March 31, 2022 was $
86.7
 million (March 31, 2021 - $
86.8
 million and March 31, 2020 - $
127.6
million). Wages and
benefits

included in cost of steel revenue for the year ended March 31, 2022 was $
305.6
million (March 31, 2021 - $
288.8
 million and March 31, 2020
—
$
325.1
million).